Insider Trading Policies and Procedures	12 Months Ended
Dec. 31, 2025
Insider Trading Policies and Procedures [Line Items]
Insider Trading Policies and Procedures Adopted	false
Insider Trading Policies and Procedures Not Adopted	While no formal policy is in place, we remain committed to maintaining the highest ethical standards to mitigate the risk of unlawful insider trading.